Accounts Receivable, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Accounts receivable	$2,269,311	2,676,693	342,801
Less: Allowance for credit losses	(19,022)	(120,620)	(15,448)
Accounts receivable, net	$2,250,289	2,556,073	327,353

For the years ended June 30, 2024, 2023 and 2022, provision for credit losses, net and reversal of provision for credit losses, net were HKD101,598 (US$13,012), HKD(61,357) and HKD5,246, respectively.

The following table sets forth the movement of allowance for credit losses:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Beginning balance	$80,379	$19,022	$2,436
Recovery	(79,490)	(11,767)	(1,507)
Addition	18,133	113,365	14,519
Ending balance	$19,022	$120,620	$15,448